Contract Liabilities	12 Months Ended
Dec. 31, 2022
Contract liabilities [abstract]
Contract liabilities
28	Contract liabilities

	As at 31 December
	2021	2022
	RMB’000	RMB’000
Contract liabilities	424,607	372,760

The contract liabilities of the Group are advance for goods from customers. Related performance obligations are expected to be satisfied and revenue is recognized within one year. Revenue amounted to RMB
424,607
 thousand has been recognized in the current year relates to carried-forward contract liabilities (2020: RMB 579,750 thousand, 2021: RMB
495,404
thousand).